Subsequent Events - Additional Information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	May 20, 2020	May 19, 2020	Mar. 31, 2020	Jan. 29, 2020	Dec. 31, 2019	Dec. 19, 2019	Mar. 31, 2019	Mar. 31, 2018
Subsequent Event [Line Items]
Equity method investment, ownership				50.00%	44.50%	56.30%
Minimum
Subsequent Event [Line Items]
Equity method investment, ownership			20.00%				20.00%	20.00%
Subsequent event | Sony Financial Holdings Inc.
Subsequent Event [Line Items]
Equity method investment, ownership shares held		283,050,000
Equity method investment, ownership		65.00%
Subsequent event | Sony Financial Holdings Inc. | Tender Offer
Subsequent Event [Line Items]
Approximate purchase price to be paid	¥ 395,538
Sale of stock, number of shares issued in transaction	152,130,036
Subsequent event | Sony Financial Holdings Inc. | Tender Offer | Common stock
Subsequent Event [Line Items]
Sale of stock, price per share	¥ 2,600
Subsequent event | Sony Financial Holdings Inc. | Tender Offer | Rights
Subsequent Event [Line Items]
Sale of stock, price per share	¥ 259,900
Subsequent event | Minimum | Sony Financial Holdings Inc. | Tender Offer
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction	7,070,000